Document and Entity Information Document	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	YELP INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35444
Entity Tax Identification Number	20-1854266
Entity Address, Address Line One	350 Mission Street, 10th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(415)
Local Phone Number	908-3801
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.000001 per share
Trading Symbol	YELP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001345016
Amendment Flag	false